Capital Management and Risk Policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Capital Management and Risk Policies

NOTE 46. CAPITAL MANAGEMENT AND RISK POLICIES

The tasks related to risk information and internal control of each of the companies controlled by Grupo Financiero Galicia are defined and carried out rigorously by each of them.

Apart from applicable local regulations, Grupo Financiero Galicia S.A., in its capacity as a listed company in the United States of America, complies with the certification of its internal controls pursuant to Section 302 of the Sarbanes Oxley Act (Sarbanes Oxley). Corporate risk management is monitored by the Audit Committee, which as well gathers and analyzes the information submitted by the main controlled companies.

As concerns risks, Banco Galicia embraces a policy that takes into consideration several aspects of the business and operations, abiding by the main guidelines of internationally accepted standards.

The specific function of the comprehensive management of Banco Galicia’s risks has been allocated to the Risk Division, guaranteeing its independence from the rest of the business areas since it directly reports to the Bank’s General Division and, at the same time, is involved in the decisions made by each area. In addition, the control and prevention of risks related to money laundering, funding of terrorist activities and other illegal activities are allocated to the Prevention of Asset Laundering Division, which reports to the Board of Directors. The aim of both divisions is to guarantee the Board of Directors is fully aware of the risks that the Bank is exposed to, and to design and propose policies and procedures necessary to identify, assess, follow up, control and mitigate such risks.

A Risk Appetite framework has been specified, which has risk acceptance levels, both on an individual and a consolidated basis. Metrics have been defined within such framework, which are monitored in order to detect situations that may affect the normal course of business, the noncompliance with the strategy and undesired results and/or situations of vulnerability in the face of changes in market conditions. The Risk and Capital Allocation Committee considers and controls the Bank’s risk profile through a risk appetite report, and defines the actions to be carried out in case of potential deviations from the thresholds set.

Capital Management

The Company’s goals are to generate returns to its shareholders, benefits to other groups of interest and keep the best capital structure. The latter will be given by the needs for investment in subsidiaries and new ventures, keeping the expected profitability levels and complying with the liquidity and solvency goals set.

Banco Galicia’s subsidiary determines the minimum capital requirement for each risk, in accordance with Argentine Central Bank regulations. The capital risk management is cross-sectional with respect to the other risks. Senior management is responsible for monitoring, overseeing, adjusting and ensuring compliance with its stated goals concerning capital management.

The Capital Adequacy Assessment Process (Proceso de Evaluación de Suficiencia de Capital - PESC) (reflected in the Capital Adequacy Report - IAC, as per its acronym in Spanish) enables to assess the relationship between own resources available and necessary resources to maintain an appropriate risk profile. This process also allows for the identification of both the economic capital needs and the sources to meet such needs.

To perform stress tests, four scenarios with different likelihood of occurrence are defined, which could affect the solvency and liquidity. The most-likely to occur scenarios are used in management stress testing and are referred to when defining Risk Appetite thresholds. The least-likely to occur or least-severe scenarios are used in developing the Recovery Plan, which specifies the protocol defined for situations or events that may compromise the Bank’s operational capacity.

As of December 31, 2018 and December 31, 2017, Banco Galicia complied with the minimum capital requirement established by the Argentine Central Bank regulations.

Computable Regulatory Capital (R.P.C., as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2018 and December 31, 2017 is as follows:

	12.31.18	12.31.17
Core Capital	36,584,326	22,581,424
Tier 1 Common Capital	41,863,969	26,244,839
(Deductible Items)	(5,279,643)	(3,663,415)
Additional Tier 1 Capital
Supplementary Capital	12,745,132	6,947,945
Tier 2 Capital	12,745,132	6,947,945
(Deductible Items)
Computable Regulatory Capital (R.P.C.)	49,329,458	29,529,369

The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.18	12.31.17
Credit Risk	22,170,572	17,263,077
Market Risk	969,226	1,126,159
Operational Risk	4,023,443	4,220,503
Minimum Capital Requirement	27,163,241	22,609,739
Paid-in	49,329,458	29,529,369
Excess	22,166,217	6,919,630

Financial Risks

Financial risk is a phenomenon inherent to the financial brokerage activity. The exposure to the different financial risk factors is a natural circumstance that cannot be completely avoided without affecting the Group’s long-term economic viability. However, the lack of management with regard to risk exposures is one of the most significant short-term threats. Risk factors need to be identified and managed within a specific policy framework that envisages the profile and the level of risk it has been decided to take to achieve long-term strategic goals.

Market Risk

The “price risk” is the possibility of incurring losses as a consequence of the variation of the market price of financial assets whose value is subject to negotiation. Financial assets subject to “trading” or allocated to “own positions” will be government and private debt securities, shares, currencies, derivatives and debt instruments issued by the Argentine Central Bank.

Brokerage/trading transactions that are allowed and regulated by the Policy are as follows:

•	Brokerage of Government and Provincial Securities.

•	Brokerage of Currencies on the Spot and Futures Markets

•	Brokerage of Interest Rate Derivatives. Interest Rate Futures and Interest Rate Swaps.

•	Brokerage of Debt Instruments Issued by the Argentine Central Bank.

•	Brokerage of Third-party Debt securities.

•	Brokerage of Shares.

For the fiscal year 2018, the following limits were established, within which the estimated risk for each type of instrument described above should be classified:

Risk	Policy on Limits
Currency	$78 million
Fixed-Income	$61 million
Interest Rate Derivatives	$110 million
Variable Income	$1 million

The “price risk” (market) is daily managed according to the strategy approved, the purpose of which is to keep the Group present in the different currencies, variable- and fixed-income and derivatives markets, while obtaining the maximum return as possible on brokerage, without exposing the latter to excessive risk levels. Finally, the designed policy contributes to providing transparency and facilitates the perception of the risk levels to which it is exposed. In order to measure and monitor risks derived from the variation in the price of financial instruments that form the trading or brokerage securities portfolio, a model known as “Value at Risk” (also known as “VaR”) is used. This model determines the possible loss that could be generated by different financial instruments at each time under the following critical parameters.

Currency Risk

The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

Currency	Balances as of 12.31.18
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
U.S. Dollar	196,546	(199,229)	101	(2,582)
Euro	(557)	1,998	—	1,441
Canadian Dollar	(9)	42	—	33
Real	—	—	—	—
Swiss Franc	(13)	21	—	8
Others	(2)	49	—	47
Total	195,965	(197,119)	101	(1,053)

Currency	Balances as of 12.31.17
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
U.S. Dollar	126,277	(120,163)	(4,155)	1,959
Euro	793	(208)	—	585
Canadian Dollar	30	(6)	—	24
Real	18	—	—	18
Swiss Franc	16	(9)	—	7
Others	32	(1)	—	31
Total	127,166	(120,387)	(4,155)	2,624

Currency	Change	Balances as of 12.31.18		Balances as of 12.31.17
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
U.S. Dollar	10%	(258)	(2,848)	196	2,154
	-10%	258	(2,323)	(196)	1,763
Euro	10%	143	1,575	59	644
	-10%	(143)	1,289	(59)	527
Canadian Dollar	10%	3	366	3	27
	-10%	(3)	30	(3)	21
Real	10%	—	—	1	21
	-10%	—	—	(1)	16
Swiss Franc	10%	1	9	—	7
	-10%	(1)	7	—	6
Others	10%	5	53	3	35
	-10%	(5)	43	(3)	30

Interest Rate Risk

The different sensitivity of assets and liabilities to changes in “market interest rates” exposes the Group to the “interest rate risk”. It is the risk that the financial margin and the economic value of equity may vary as a consequence of fluctuations in market interest rates. The magnitude of such variation is associated with the sensitivity to interest rates of the structure of the Group’s assets and liabilities.

This risk factor (the change in interest rates) has an impact on two key variables: the “Net Financial Income (Expense)” and the “Present Value of Shareholders’ Equity”.

These methodologies imply a “short-term” approach for which a “base scenario” is subject to an increase in “interest rates” estimating the variation in “Financial Income (Expense)”. Caps on such changes in variables subject to control are fixed. As regards the “long-term” approach, statistical interest rate simulations are made and a “critical” scenario results from the interest rate risk exposure presented by the financial statements structure. The economic capital arises from the resulting difference between the “critical” scenario and the market value as per the financial statements.

The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)					Total
Assets and Liabilities at Variable Rate	Up to 30 days	30 to 90	90 to 180	180 to 365	Over 365	Total
As of 12.31.18
Total Financial Assets	205,717,873	31,633,572	33,104,131	43,318,473	168,405,494	482,179,543
Total Financial Liabilities	317,505,256	27,996,087	7,287,605	4,351,288	90,658,702	447,798,938

Net Amount	(111,787,383)	3,637,485	25,816,526	38,967,185	77,746,792	34,380,605

As of 12.31.17
Total Financial Assets	229,078,934	48,709,932	38,560,371	41,915,133	22,166,248	380,430,618
Total Financial Liabilities	247,229,636	30,430,892	8,610,522	7,702,696	69,461,219	363,434,965

Net Amount	(18,150,702)	18,279,040	29,949,849	34,212,437	(47,294,971)	16,995,653

The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, taking into account the breakdown as of December 31, 2018. The percentage change budgeted by the Group for fiscal year 2018 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in Pesos
Decrease in Interest Rate	-100 bps	(144,653)	-0.4%
Increase in Interest Rate	+100 bps	144,653	0.4%

Liquidity Risk

It contemplates the risk that the Group is unable to offset or liquidate a position at market value because:

•	the assets that are part thereof do not have a sufficient secondary market; or

•	market changes.

In measuring and daily following up the “stock liquidity” an internal model is used, which contemplates the characteristics of behavior of the Group’s main funding sources. Based on the Group’s experience in connection with the changes in deposits and other liabilities, this model determines the “liquidity requirements” applied to liabilities subject to the policy and give rise to the “Management Liquidity Requirement”. In determining these liquid resources, the remaining term of liabilities is also contemplated, as well as the currency in which they are denominated. The resulting liquidity requirement is allocated to “eligible assets” set by the policy. The management liquidity requirement, along with the legal minimum cash requirements, are part of the total liquidity available.

Daily liquidity management is supplemented by the estimated available funds or needs for the day, considering the opening balance of Argentine Central Bank’s account, deducting the daily minimum requirement and including the main movements for the day. The latter results in the overestimated/underestimated balance that will be taken into account by operators in order to place funds or meet the financing needs.

The monthly liquidity follow-up and control from the “flow” standpoint, called “liquidity mismatch/liquidity gap”, are performed by estimating the accumulated mismatches within the first year as a percentage of total liabilities. The gap methodology used (contractual gaps) is consistent with the best international practices in the field.

In addition, the concentration of deposits is followed up and measured. In order to mitigate this risk factor, the policy designed restricts the involvement of two groups of customers to the total deposits: the first 10 customers and second 50 customers.

The table below shows an analysis of maturities of assets and liabilities, determined on the basis of the remaining period as of December 31, 2018 and December 31, 2017, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.18
Assets
Debt Securities measured at Fair Value through Profit or Loss	76,849,406	249,268	373,823	1,035,345	157,067	78,664,909
Derivative Financial Instruments	1,785,640	—	—	—	—	1,785,640
Repo Transactions	2,112,250	—	—	—	—	2,112,250
Other Financial Assets	9,056,190	—	—	—	—	9,056,190
Loans and Other Financing	93,109,786	102,383,777	55,974,479	65,838,369	9,507,527	326,813,938
Other Debt Securities	14,491,625	—	—	—	—	14,491,625
Financial Assets Pledged as Collateral	10,817,492	—	—	—	—	10,817,492
Investments in Equity Instruments	161,064	—	—	—	—	161,064
Liabilities
Deposits	334,200,194	29,585,189	3,188,378	76,741	36	367,050,538
Liabilities at fair value through profit or loss	2,144,664	—	—	—	—	2,144,664
Derivative Financial Instruments	1,835,789	—	—	—	—	1,835,789
Repo Transactions	1,948,559	—	—	—	—	1,948,559
Other Financial Liabilities	63,065,272	27,072	33,365	146,180	7,145	63,279,034
Loans from the Argentine Central Bank and Other Financial Institutions	7,013,910	8,149,083	3,181,270	7,455,499	72,524	25,872,286
Debt Securities	1,301,031	7,657,224	13,262,785	26,226,582	1,260,277	49,707,899
Subordinated Debt Securities	384,557	—	384,557	3,378,758	11,422,006	15,569,878

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.17
Assets
Debt Securities measured at Fair Value through Profit or Loss	40,822,900	316,471	156,817	1,423,261	197,466	42,916,915
Derivative Financial Instruments	775,674	—	—	—	—	775,674
Repo Transactions	14,286,336	—	—	—	—	14,286,336
Other Financial Assets	10,214,745	—	—	—	—	10,214,745
Loans and Other Financing	94,765,477	100,466,108	50,269,774	66,942,156	8,623,630	321,067,145
Other Debt Securities	3,999,205	—	—	—	—	3,999,205
Financial Assets Pledged as Collateral	9,346,788	—	—	—	—	9,346,788
Liabilities
Deposits	269,207,286	24,546,832	7,021,479	145,716	—	300,921,313
Derivative Financial Instruments	846,331	—	—	—	—	846,331
Repo Transactions	1,670,059	—	—	—	—	1,670,059
Other Financial Liabilities	57,997,972	—	—	—	—	57,997,972
Loans from the Argentine Central Bank and Other Financial Institutions	14,142,054	17,263,524	3,285,039	6,949,390	202,647	41,842,654
Debt Securities	—	2,620,071	1,564,903	22,520,599	—	26,705,573
Subordinated Debt Securities	257,269	7,163,107	—	—	—	7,420,376

Credit Risk

Credit risk arises from the possibility of suffering losses due to a debtor’s or counterparty’s noncompliance with its contractual obligations. It is the one that requires the greatest need for capital, including that arising from the risk of individual and sectorial concentration, which represents supplementary approximations to the intrinsic credit risk.

Accordingly, the Group uses credit assessment and risk monitoring tools that allow the entity to manage risks in a streamlined and controlled manner and that foster the adequate diversification of portfolios, both on an individual basis and by economic sector, thus controlling its exposure to potential risks.

The credit quality of debt securities as of December 31, 2018 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total
AAA	1,473,352	—	—	2,116,944	—	78,658	3,668,954
Aaa	—	—	—	—	—	36,622	36,622
Aaa.ar	—	—	—	—	—	196,475	196,475
AA+	—	—	37,166	—	—	20,875	58,041
AA	—	—	—	—	—	283,224	283,224
AA(arg)	—	—	—	—	—	11,161	11,161
raAA	—	447,942	—	—	—	—	447,942
AA-	—	—	—	—	—	276	276
A+	—	—	—	1,071	—	141,125	142,196
A1.ar	—	—	—	—	—	14,063	14,063
A	—	—	—	70,350	—	3,047	73,397
A(arg)	—	—	—	—	—	29,450	29,450
A-	—	—	—	—	—	41,041	41,041
A3.ar	—	146,997	—	—	—	—	146,997
BBB+	—	—	—	—	—	1,326	1,326
Baa1.ar	—	—	5,073	—	—	9,775	14,848
BBB	11,544	9,110	—	—	—	26,956	47,610
BBB(arg)	—	—	—	—	—	31,173	31,173
BBB-	—	266,229	—	—	—	—	266,229
Baa3.ar	—	113,517	—	—	—	—	113,517
B+	511	—	—	—	—	—	511
B-	—	—	—	—	—	3,098	3,098
CCC(arg)	—	—	—	—	—	209,248	209,248
No Rating	—	—	—	—	70,097,764	—	70,097,764

Total	1,485,407	983,795	42,239	2,188,365	70,097,764	1,137,593	75,935,163

The credit quality of debt securities as of December 31, 2017 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total
AAA	1,252,988	—	—	7,848,448	—	224,986	9,326,422
AAA(arg)	—	—	—	—	—	33,736	33,736
Aaa	—	—	—	—	—	565	565
raAAA	—	—	—	—	—	37,322	37,322
Aaa.ar	—	—	—	—	—	117,712	117,712
AA+	—	—	1,030,605	—	—	122,603	1,153,208
AA	—	—	—	—	—	864,685	864,685
AA(arg)	—	—	—	—	—	54,610	54,610
Aa2.ar	—	—	—	—	—	56,894	56,894
AA-	—	—	35,488	—	—	274,928	310,416
Aa3.ar	—	—	—	—	—	13,338	13,338
A+	—	—	—	—	—	188,641	188,641
A1.ar	—	—	—	—	—	21,456	21,456
A	—	—	—	—	—	24,040	24,040
A(arg)	—	—	—	—	—	104,592	104,592
A2.ar	—	—	—	—	—	3,783	3,783
A-	—	—	—	—	—	55,729	55,729
A3.ar	—	279,262	—	—	—	—	279,262
BBB+	—	—	—	—	—	4,483	4,483
Baa1.ar	—	—	65,677	—	—	216,292	281,969
BBB	—	1,104	—	—	—	—	1,104
raBBB	—	—	—	—	—	1,506	1,506
Baa2.ar	—	24,140	—	—	—	—	24,140
BBB-	—	1,289,436	—	—	—	—	1,289,436
Baa3.ar	—	2,096,012	—	—	—	—	2,096,012
B2.ar	—	—	—	—	—	5,348	5,348
B-	—	—	—	—	—	29,711	29,711
No Rating	—	—	—	—	26,367,677	—	26,367,677

Total	1,252,988	3,689,954	1,131,770	7,848,448	26,367,677	2,456,960	42,747,797

Summary of credit risk

The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for ECL.

Loans classified as uncollectible for 7 months are eliminated from the Group’s assets and are recognized in “Off-Balance Sheet Items”.

The credit quality related to loans granted is detailed in Schedule B.

The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.

Impairment of financial assets

The “Expected Credit Loss” (“ECL”) model applies to financial assets which are valued at both amortized cost and fair value through OCI.

The standard establishes three categories to classify financial instruments, primarily taking into account the credit risk evolution over time. Stage 1 includes financial assets with normal or no significant risk associated; Stage 2 includes financial assets for which a significant increase in credit risk (“SICR”) has been identified but they are not yet deemed to be credit-impaired and Stage 3 comprises financial assets which are impaired and/or subject to serious risk of impairment.

To calculate the provisions for credit impairment risk, IFRS 9 differentiates between each of the three stages. The resulting concepts are explained as follows:

•

Expected Credit Losses within a 12-month period: possible events of default within the 12 months following the date of the presentation of financial statements. Assets included in Stage 1 have their ECL measured at 12 month ECL.

•

Lifetime Expected Credit Losses: ECL during the active period of the financial asset, which results of calculating the probability of impairment of an asset throughout its duration, up until its maturity. Instruments in Stage 2 or 3 have their ECL measured based on lifetime ECL.

A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward looking information. The Group has included below an explanation on how it has incorporated this in its ECL models.

Grouping of instruments for losses measured on a collective basis

For expected credit loss provisions modelled on a collective basis, a grouping of exposures is performed on the basis of shared risks characteristics, such that risk exposures within group are homogeneous. In performing this grouping, there must be sufficient information for the group to be statistically credible. Where sufficient information is not available internally, the Group has considered benchmarking internal/external supplementary data to use for modelling purposes. The Group has identified four groupings: Retail, Retail-like, Wholesale and Tarjeta Naranja, amongst these four segments the Group estimates parameters in a more granular way based on the shared risk characteristics.

Stage classification

Each subsidiary of Grupo Galicia classifies financial instruments subject to impairment under IFRS 9 in stages, as follows:

•

Stage 1: in the case of retail portfolios, it includes every operation up to 31 days past due. In the case of wholesale portfolios, it considers every client whose Central Bank of the Argentine Republic (B.C.R.A.) situation indicates a normal status (A1) (i.e. low risk of bankruptcy).

•	Stage 2: considers two groups:

•	Portfolios between 31 and 90 days past due.

•	Probability of Default (“PD”) or Score with impairment risk.

•	For wholesale, it considers credit ratings for which the risk of default has increased significantly.

•

Stage 3: For retail portfolios, it includes every operation amounting 90 or more days past due. For wholesale portfolios, it considers every client whose B.C.R.A. situation indicates serious risk of bankruptcy (C, D, E, F).

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Significant Increase in credit risk

The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

Retail Portfolio

Lifetime PD band at initial recognition	Extra conditions to be considered stage 2
<6%	-Cure
-Between 30 and 90 past due days
>6%	-It does not apply to defaulted clients

Retail-like portfolio

Rating Ranges	Extra conditions to be considered stage 2
-Cure
A, AA, AA+, B, BB, BBB	-Between 30 and 90 past due days
C, CC, CCC	-It does not apply to defaulted clients

Wholesale portfolio

Rating Ranges	Extra conditions to be considered stage 2
A, AA, AA+, B, BB, BBB	- B.C.R.A. situation B1
C, CC, CCC	-It does not apply to defaulted clients

Definition of Default

A financial asset is considered to be in default whenever a payment is more than 90 days past due, or if the Company considers the payment will not be fully reimbursed.

However, given the credit analysis for wholesale loans is not managed and classified the same way as retail loans, the default definition associated to wholesale portfolios is ultimately linked to the individual analysis provided by credit analysts.

The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations:

•

Probability of Default (“PD”): it represents the likelihood of a borrower defaulting on its financial obligation (as per the definition of default included above), either over the next 12 months or the remaining lifetime of the obligation.

•

Exposure at the moment of Default (“EAD”): it is based on the amounts the Group expects to be owed at the time of default, over the next 12 months or over the remaining lifetime. For example, for a revolving commitment, the Group includes the current draw down balance plus any further amount that it is expected to be drawn up to the current contractual limit by the time of default, should it occurred.

•

Loss given Default (“LGD”): represents the Group´s expectation of the extent of loss on a defaulted exposure. LGD varies by type of counterparty, type of seniority of claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per unit of exposure at the time of default. LGD is calculated on a 12 month or lifetime basis, where 12-month LGD is the percentage of loss expected to be made if a default occurs in the next 12 months and Lifetime LGD is the percentage of loss expected to be made if a default occurs over the remaining expected lifetime of the loan.

An instrument is considered to no longer be in default when it no longer meets any of the default criteria above mentioned.

Methodology for Expected Credit Loss estimation

Expected credit loss impairment allowances recognized in the financial statements reflect the effect of a range of possible economic outcomes, calculated on a probability-weighted basis, based on the economic scenarios described below. The recognition and measurement of expected credit losses (‘ECL’) involves the use of significant judgment and estimation. It is necessary to formulate multiple forward-looking economic forecasts and incorporate them into the ECL estimates. Grupo Galicia uses a standard framework to form economic scenarios to reflect assumptions about future economic conditions, supplemented with the use of management judgment, which may result in using alternative or additional economic scenarios and/or management adjustments.

IFRS 9 establishes the following standards regarding the estimation of credit loss:

•	An unbiased weighted probability index, determined by the evaluation of different outcomes.

•	Time value of money

•	Reasonable and sustainable information available at no additional cost or effort that provides evidence to support forecasts, as well as present conditions and past events.

According to IFRS 9, the company prepared three different scenarios with different probabilities: a central scenario with 70 % probability of occurrence, a downside scenario with 15 % probability of occurrence and an upside scenario with 15 % probability of occurrence.

In order to account for time value of money, the Company assumes expected losses will take place according to the PD behavior.

The ECL is determined by projecting the PD, EAD and LGD for each future month or collective segment. These three components are multiplied together and adjusted for forward looking information. This effectively calculates an ECL for each future month, which is then discounted back to the reporting date and summed. The discount rate used in the ECL calculation is the original effective interest rate or an approximation thereof.

Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections		QI - 2019	QII - 2019	QIII - 2019	QIV - 2019
Monthly Estimator of Economic Activity (EMAE)	Base	-7.7%	-1.7%	-1.2%	1.4%
	Upside	-6.6%	0.6%	2.3%	6.2%
	Downside	-8.5%	-3.3%	-3.5%	-1.8%
Inflation Rate (IPC)	Base	47.3%	43.8%	32.4%	25.0%
	Upside	43.5%	38.0%	26.0%	20.0%
	Downside	47.7%	46.3%	41.7%	40.0%

Exchange Rate	Base	99.2%	58.5%	14.3%	20.0%
	Upside	96.3%	54.6%	9.9%	15.3%
	Downside	115.8%	84.3%	40.6%	56.7%

Unemployment Rate	Base	13.1%	4.0%	0.3%	-4.3%
	Upside	10.4%	-0.9%	-7.6%	-15.7%
	Downside	22.9%	22.5%	30.0%	38.6%

(Badlar)	Base	79.7%	22.7%	-16.4%	-29.2%
	Upside	71.0%	9.6%	-30.7%	-45.8%
	Downside	102.7%	57.0%	21.2%	14.6%

Real Salary	Base	-9.5%	-7.1%	1.0%	2.4%
	Upside	-8.8%	-6.5%	2.6%	4.3%
	Downside	-11.2%	-11.3%	-5.1%	-5.2%

PIB	Base	-7.0%	-1.5%	-0.1%	2.6%
	Upside	-2.3%	1.5%	2.9%	6.2%
	Downside	-7.1%	-3.7%	-3.5%	-1.8%

Current Account	Base	-64.9%	-87.2%	-45.0%	19.1%
	Upside	-50.7%	-86.8%	-64.5%	44.9%
	Downside	-54.6%	-97.8%	-92.9%	-77.8%

This variations were calculated bases on data from December-2018

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%

Tarjeta Naranja	70%	15%	15%

Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70.0%	45.0%
Positive scenario	15.0%	10.0%
Negative scenario	15.0%	45.0%
GFG ECL	15,782,416	16,547,663
Retail, Retail like and Wholesale ECL	10,475,119	10,596,393
Naranja ECL	5,307,297	5,497,757

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70.0%	15.0%	15.0%

		Sensivity
PIB	1.86%	4.73%	-6.75%
Inflation	35%	25%	50%
Nominal exchange rate	29.87%	20.00%	81.82%
Unemployment	5%	10%	20%
Current account	-11.21%	-29.25%	-82%

GFG ECL		16,515,901
Retail, Retail like and Wholesale ECL		11,193,327
Naranja ECL		5,322,574

Percentages refer to increase/decrease against real December 2018.

Maximum exposure to credit risk

Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (“DPD”) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets. It distinguishes those assets that are classified as stage 2 when they are less than 30 days past due (1-29 DPD) from those that are more than 30 DPD (30 and >DPD). Past due financial instruments are those loans where customers have failed to make payments in accordance with the contractual terms of their facilities.

The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	80,123,131	10,386,495	—	90,509,626	102,251,974
1-30	2,220,365	1,200,510	—	3,420,875	3,432,010
31-60	—	1,523,320	—	1,523,320	1,137,401
61-90	—	788,871	—	788,871	490,172
Default	—	—	3,381,057	3,381,057	2,606,255

Gross Carrying amount	82,343,496	13,899,196	3,381,057	99,623,749	109,917,812
Loss allowance	2,600,458	2,317,516	2,559,514	7,477,488	3,686,934

Carrying amount	79,743,038	11,581,680	821,543	92,146,261	106,230,878

	Retail like Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	29,273,332	3,102,719	—	32,376,051	30,599,160
1-30	866,912	457,755	—	1,324,667	711,005
31-60	—	336,258	—	336,258	136,622
61-90	—	261,908	—	261,908	97,848
Default	—	—	1,797,686	1,797,686	802,398
Gross Carrying amount	30,140,244	4,158,640	1,797,686	36,096,570	32,347,033

Loss allowance	266,947	280,127	1,179,706	1,726,780	965,360

Net Carrying amount	29,873,297	3,878,513	617,980	34,369,790	31,381,673

	Wholesale Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
A	135,513,044	6,048,342	5,413	141,566,799	130,441,016
B1	(2,237,665)	38,908	—	(2,198,757)	77,335
Default	—	—	2,515,489	2,515,489	808,091

Gross Carrying amount	133,275,379	6,087,250	2,520,902	141,883,531	131,326,442
Loss allowance	525,757	77,364	667,730	1,270,851	750,612

Net Carrying amount	132,749,622	6,009,886	1,853,172	140,612,680	130,575,830

	Naranja
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	36,512,083	3,023,795	—	39,535,878	43,394,982
1-30	2,571,877	946,869	—	3,518,746	3,389,912
31-60	—	1,701,948	—	1,701,948	1,128,408
61-90	—	939,523	—	939,523	526,990
Default	—	—	3,787,030	3,787,030	2,934,995

Gross Carrying amount	39,083,960	6,612,135	3,787,030	49,483,125	51,375,287

Loss allowance	1,376,585	1,842,615	2,088,097	5,307,297	3,877,715

Net Carrying amount	37,707,375	4,769,520	1,698,933	44,175,828	47,497,572

	Retail Portfolio
	December 31, 2017				January 01, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	90,744,245	11,507,729	—	102,251,974	77,585,443
1-30	2,266,370	1,165,640	—	3,432,010	4,686,395
31-60	—	1,137,401	—	1,137,401	1,109,964
61-90	—	490,172	—	490,172	511,715
Default	—	—	2,606,255	2,606,255	2,209,277

Gross Carrying amount	93,010,615	14,300,942	2,606,255	109,917,812	86,102,794
Loss allowance	1,093,601	917,070	1,676,263	3,686,934	3,448,164

Net Carrying amount	91,917,014	13,383,872	929,992	106,230,878	82,654,630

	Retail like Portfolio
	December 31, 2017				January 01, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	27,628,736	2,970,424	—	30,599,160	24,473,623
1-30	393,902	317,103	—	711,005	450,049
31-60	—	136,622	—	136,622	485,422
61-90	—	97,848	—	97,848	73,407
Default	—	—	802,398	802,398	472,030

Gross Carrying amount	28,022,638	3,521,997	802,398	32,347,033	25,954,531

Loss allowance	221,758	127,030	616,572	965,360	619,208

Net Carrying amount	27,800,880	3,394,967	185,826	31,381,673	25,335,323

	Wholesale Portfolio
	December 31, 2017				January 01, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
A	122,301,109	8,138,330	1,577	130,441,016	99,417,742
B1	—	77,335	—	77,335	319,115
Default	—	—	808,091	808,091	339,002

Gross Carrying amount	122,301,109	8,215,665	809,668	131,326,442	100,075,859
Loss allowance	211,775	45,209	493,628	750,612	496,885

Net Carrying amount	122,089,334	8,170,456	316,040	130,575,830	99,578,974

	Naranja
	December 31, 2017				January 01, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	39,229,241	4,165,741	—	43,394,982	45,435,532
1-30	1,810,650	1,579,262	—	3,389,912	3,075,142
31-60	—	1,128,408	—	1,128,408	1,121,215
61-90	—	526,990	—	526,990	588,117
Default	—	—	2,934,995	2,934,995	3,251,395

Gross Carrying amount	41,039,891	7,400,401	2,934,995	51,375,287	53,471,401

Loss allowance	904,291	1,270,258	1,703,166	3,877,715	4,160,322

Net Carrying amount	40,135,600	6,130,143	1,231,829	47,497,572	49,311,079

The Grupo Galicia employs a range of policies and practices to mitigate credit risk. The most common of these is accepting collateral for loans or funds advanced. The Group has internal policies on the acceptability of specific classes of collateral.

The Grupo Galicia policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by the Group since the prior period.

This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.

Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Gross Carrying Amount	Collateral´s Fair Value
Overdrafts	14,430,578	443,681	13,986,897	—
Mortagage Loans	11,793,007	253,178	11,539,829	48,761,041
Collateral Loans	997,958	10,255	987,703	4,037,908
Personal Loans	29,144,931	1,122,335	28,022,596	—
Credit Card Loans	113,395,362	9,406,437	103,988,925	—
Financial Leases	2,198,047	26,424	2,171,623	—
Promisory Notes	36,020,263	422,487	35,597,776	—
Pre-financing export loans	69,536,225	1,642,944	67,893,281	—
Others	35,020,864	2,329,069	32,691,795	2,428,566
Public Securities	14,549,740	125,606	14,424,134	55,227,515

Total as of December 31, 2018	327,086,975	15,782,416	311,304,559	110,455,030

The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	8,283
50 a 60%	2,940
60 a 70%	4,562
70 a 80%	2,084
80 a 90%	349
90 a 100%	878
Higher than 100%	612

Total	19,708

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees

The following disclosure provides a reconciliation by stage of the Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. The transfers of financial instruments represents the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL. The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. This is captured, along with other credit quality movements in the ‘changes in PD/LGD/EAD’ line item. The ‘New financial assets originated or repurchased’ represent the gross carrying/nominal amount and associated allowance ECL impact from volume movements within the Group’s lending portfolio.

The following tables explain the changes in the loss allowance between the beginning and the end of the annual period due to these factors:

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	1,093,601	917,070	1,676,263	—	3,686,934
Inflation effect	(352,907)	(295,942)	(540,935)	—	(1,189,784)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(36,452)	36,452	—	—	—
Transfer from Stage 1 to Stage 3	(12,985)	—	12,985	—	—
Transfer from Stage 2 to Stage 1	61,669	(61,669)	—	—	—
New Financial Assets Originated or Purchased	680,315	1,376,390	1,615,940	—	3,672,645
Changes in PDs/LGDs/EADs	1,229,264	637,622	836,772	—	2,703,658
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	46,707	26,548	(9,776)	—	63,479
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 a stage 3	—	(40,809)	40,809	—	—
Transfer from Stage 3 to stage 2	—	28,664	(28,664)	—	—
Financial assets derecognized during the period	(216,869)	(611,817)	(2,081,627)	—	(2,910,313)
Write-offs	108,115	305,007	1,037,747	—	1,450,869

Loss Allowance as of December 31, 2018	2,600,458	2,317,516	2,559,514	—	7,477,488

Retail Like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	221,758	127,030	616,572	—	965,360
Inflation effect	(71,562)	(40,993)	(198,969)	—	(311,524)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3,911)	3,911	—	—	—
Transfer from Stage 1 to Stage 3	(743)	—	743	—	—
Transfer from Stage 2 to Stage 1	9,575	(9,575)	—	—	—
New Financial Assets Originated or Purchased	181,218	195,991	868,022	—	1,245,231
Changes in PDs/LGDs/EADs	17,285	38,295	166,277	—	221,857
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	17,044	16,267	88,193	—	121,504
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(2,935)	2,935	—	—
Transfer from Stage 3 to Stage 2	—	3,145	(3,145)	—	—
Financial assets derecognized during the period	(206,825)	(101,718)	(719,723)	—	(1,028,266)
Write-offs	103,108	50,709	358,801	—	512,618

Loss Allowance as of December 31, 2018	266,947	280,127	1,179,706	—	1,726,780

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	211,775	45,209	493,628	—	750,612
Inflation effect	(68,341)	(14,588)	(159,293)	—	(242,222)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,872)	1,872	—	—	—
Transfer from Stage 1 to Stage 3	(179)	—	179	—	—
Transfer from Stage 2 to Stage 1	2,797	(2,797)	—	—	—
New Financial Assets Originated or Purchased	398,510	43,148	—	—	441,658
Changes in PDs/LGDs/EADs	69,078	20,034	76,416	—	165,528
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	(6,823)	9,991	250,650	—	253,818
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(6,150)	6,150	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—	—
Financial assets derecognized during the period	(157,912)	(38,596)	—	—	(196,508)
Write-offs	78,724	19,241	—	—	97,965

Loss Allowance as of December 31, 2018	525,757	77,364	667,730	—	1,270,851

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	904,291	1,270,258	1,703,166	—	3,877,715
Inflation effect	(291,817)	(409,915)	(549,616)		(1,251,348)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(111,156)	111,156	—	—	—
Transfer from Stage 1 to Stage 3	(40,296)	—	40,296	—	—
Transfer from Stage 2 to Stage 1	215,544	(215,544)	—	—	—
New Financial Assets Originated or Purchased	514,603	735,092	518,621	—	1,768,316
Changes in PDs/LGDs/EADs	328,246	1,003,381	1,122,398	—	2,454,025
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	(128,575)	(210,087)	—	—	(338,662)
Other movements with no P&L impact					—
Transfers:
Transfer from Stage 2 to Stage 3	—	(280,363)	280,363	—	—
Transfer from Stage 3 to Stage 2	—	10,906	(10,906)	—	—
Transfer from Stage 3 to Stage 1	9,664	—	(9,664)	—	—
Financial assets derecognized during the period	(53,058)	(382,131)	(2,232,778)	—	(2,667,967)
Write-offs	29,139	209,862	1,226,217	—	1,465,218

Loss Allowance as of December 31, 2018	1,376,585	1,842,615	2,088,097	—	5,307,297

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 1, 2017	1,275,440	696,665	1,476,059	—	3,448,164
Inflation effect	(253,416)	(138,420)	(293,277)		(685,113)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(37,260)	37,260	—	—	—
Transfer from Stage 1 to Stage 3	(12,603)	—	12,603	—	—
Transfer from Stage 2 to Stage 1	136,516	(136,516)	—	—	—
New Financial Assets Originated or Purchased	307,212	619,118	970,014	—	1,896,344
Changes in PDs/LGDs/EADs	(110,722)	90,105	592,974	—	572,357
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	10,539	1,326	(11,577)	—	288
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(33,992)	33,992	—	—
Transfer from Stage 3 to Stage 2	—	29,170	(29,170)	—	—
Financial assets derecognized during the period	(362,292)	(403,954)	(1,754,093)	—	(2,520,339)
Write-offs	140,187	156,308	678,738	—	975,233

Loss Allowance as of December 31, 2017	1,093,601	917,070	1,676,263	—	3,686,934

Retail Like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 1, 2017	57,285	189,219	372,704	—	619,208
Inflation effect	(11,381)	(37,596)	(74,053)		(123,030)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(4,026)	4,026	—	—	—
Transfer from Stage 1 to Stage 3	(371)	—	371	—	—
Transfer from Stage 2 to Stage 1	43,613	(43,613)	—	—	—
New Financial Assets Originated or Purchased	181,012	82,364	401,713	—	665,089
Changes in PDs/LGDs/EADs	(34,518)	2,759	103,879	—	72,120
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	912	11,434	44,207	—	56,553
Other movements with no P&L impact
Transfers:					—
Transfer from Stage 2 to Stage 3	—	(6,279)	6,279	—	—
Transfer from Stage 3 to Stage 2	—	6,665	(6,665)	—	—
Financial assets derecognized during the period	(17,564)	(133,673)	(378,210)	—	(529,447)
Write-offs	6,796	51,724	146,347	—	204,867

Loss Allowance as of December 31, 2017	221,758	127,030	616,572	—	965,360

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 1, 2017	166,413	106,888	223,584	—	496,885
Inflation effect	(33,066)	(21,237)	(44,424)		(98,727)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,693)	2,693	—	—	—
Transfer from Stage 1 to Stage 3	(61)	—	61	—	—
Transfer from Stage 2 to Stage 1	2,228	(2,228)	—	—	—
New Financial Assets Originated or Purchased	170,640	29,321	—	—	199,961
Changes in PDs/LGDs/EADs	568	20,024	47,276	—	67,868
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	10,972	(10,901)	257,364	—	257,435
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(9,767)	9,767	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—	—
Financial assets derecognized during the period	(168,380)	(113,504)	—	—	(281,884)
Write-offs	65,154	43,920	—	—	109,074

Loss Allowance as of December 31, 2017	211,775	45,209	493,628	—	750,612

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 1, 2017	775,611	1,566,226	1,818,485	—	4,160,322
Inflation effect	(154,106)	(311,192)	(361,314)	—	(826,612)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(60,573)	60,573	—	—	—
Transfer from Stage 1 to Stage 3	(24,779)	—	24,779	—	—
Transfer from Stage 2 to Stage 1	423,002	(423,002)	—	—	—
New Financial Assets Originated or Purchased	244,074	445,054	67,264	—	756,392
Changes in PDs/LGDs/EADs	(226,555)	601,910	921,399	—	1,296,754
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	(85,307)	(164,172)	—	—	(249,479)
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(257,026)	257,026	—	—
Transfer from Stage 3 to Stage 2	—	1,138	(1,138)	—	—
Transfer from Stage 3 to Stage 1	36,652	—	(36,652)	—	—
Financial assets derecognized during the period	(31,508)	(330,971)	(1,310,183)	—	(1,672,662)
Write-offs	7,780	81,720	323,500	—	413,000

Loss Allowance as of December 31, 2017	904,291	1,270,258	1,703,166	—	3,877,715

The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

Retail like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	28,022,638	3,521,997	802,398	—	32,347,033
Transfers:
Transfers from Stage 1 to Stage 2	(566,583)	566,583	—	—	—
Transfers from Stage 1 to Stage 3	(106,715)	—	106,715	—	—
Transfers from Stage 2 to Stage 3	—	(61,468)	61,468	—	—
Transfers from Stage 3 to Stage 2	355,843	(355,843)	—	—	—
Transfers from Stage 2 to Stage 1	—	3,276	(3,276)	—	—
Financial assets derecognized during the period other than writte-offs	(6,202,481)	(1,062,828)	(358,539)	—	(7,623,848)
New financial assets originated or purchased	17,476,427	2,679,052	1,321,045	—	21,476,524
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	204,089	4,429	126,809	—	335,327
Inflation effect	(9,042,974)	(1,136,558)	(258,934)	—	(10,438,466)

Gross carrying amount as of December 31, 2018	30,140,244	4,158,640	1,797,686	—	36,096,570

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	93,010,615	14,300,942	2,606,255	—	109,917,812
Transfers:
Transfers from Stage 1 to Stage 2	(2,127,658)	2,127,658	—	—	—
Transfers from Stage 1 to Stage 3	(688,232)	—	688,232	—	—
Transfers from Stage 2 to Stage 3	—	(373,079)	373,079	—	—
Transfers from Stage 3 to Stage 2	2,094,139	(2,094,139)	—	—	—
Transfers from Stage 2 to Stage 1	—	32,103	(32,103)	—	—
Financial assets derecognized during the period other than writte-offs	(5,384,216)	(1,611,202)	(1,108,128)	—	(8,103,546)
New financial assets originated or purchased	24,098,264	6,011,249	1,474,390	—	31,583,903
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	1,355,335	120,613	220,377	—	1,696,325
Inflation Effect	(30,014,751)	(4,614,949)	(841,045)	—	(35,470,745)

Gross carrying amount as of December 31, 2018	82,343,496	13,899,196	3,381,057	—	99,623,749

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	122,301,109	8,215,665	809,668	—	131,326,442
Transfers:
Transfers from Stage 1 to Stage 2	(555,567)	555,567	—	—	—
Transfers from Stage 1 to Stage 3	(9,894)	—	9,894	—	—
Transfers from Stage 2 to Stage 3	—	—	—	—	—
Transfers from Stage 3 to Stage 2	469,663	(469,663)	—	—	—
Transfers from Stage 2 to Stage 1	—	—	—	—	—
Financial assets derecognized during the period other than writte-offs	(36,157,200)	(3,276,411)	1,525,251	—	(37,908,360)
New financial assets originated or purchased	80,611,231	4,520,606	49,053	—	85,180,890
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	5,423,721	(807,299)	388,318	—	5,004,740
Inflation Effect	(38,807,684)	(2,651,215)	(261,282)	—	(41,720,181)

Gross carrying amount as of December 31, 2018	133,275,379	6,087,250	2,520,902	—	141,883,531

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	41,039,891	7,400,401	2,934,995	—	51,375,287
Transfers:
Transfers from Stage 1 to Stage 2	(3,933,644)	3,933,644	—	—	—
Transfers from Stage 1 to Stage 3	(1,398,286)	—	1,398,286	—	—
Transfers from Stage 2 to Stage 3	—	(1,288,696)	1,288,696	—	—
Transfers from Stage 3 to Stage 2	—	21,883	(21,883)	—	—
Transfers from Stage 2 to Stage 1	1,127,915	(1,127,915)	—	—	—
Transfers from Stage 3 to Stage 1	18,738	—	(18,738)	—	—
Financial assets derecognized during the period other than writte-offs	(724,768)	(727,919)	(1,810,868)	—	(3,263,555)
New financial assets originated or purchased	16,179,401	767,534	1,003,388	—	17,950,323
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	18,384	21,332	(39,716)	—	—
Inflation Effect	(13,243,671)	(2,388,129)	(947,130)	—	(16,578,930)

Gross carrying amount as of December 31, 2018	39,083,960	6,612,135	3,787,030	—	49,483,125

Retail like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of January 1, 2017	24,312,706	1,169,795	472,030	—	25,954,531
Transfers:
Transfers from Stage 1 to Stage 2	(977,594)	977,594	—	—	—
Transfers from Stage 1 to Stage 3	(98,440)	—	98,440	—	—
Transfers from Stage 2 to Stage 3	—	(40,969)	40,969	—	—
Transfers from Stage 3 to Stage 2	—	12,791	(12,791)	—	—
Transfers from Stage 2 to Stage 1	270,525	(270,525)	—	—	—
Financial assets derecognized during the period other than writte-offs	(10,394,945)	(687,029)	(358,303)	—	(11,440,277)
New financial assets originated or purchased	21,198,887	2,931,419	707,794	—	24,838,100
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	(1,457,820)	(338,653)	(51,951)	—	(1,848,424)
Inflation Effect	(4,830,681)	(232,426)	(93,790)	—	(5,156,897)

Gross carrying amount as of December 31, 2017	28,022,638	3,521,997	802,398	—	32,347,033

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of January 1, 2017	73,592,991	10,300,527	2,209,276	—	86,102,794
Transfers:
Transfers from Stage 1 to Stage 2	(2,677,919)	2,677,919	—	—	—
Transfers from Stage 1 to Stage 3	(788,355)	—	788,355	—	—
Transfers from Stage 2 to Stage 3	—	(451,953)	451,953	—	—
Transfers from Stage 3 to Stage 2	—	53,083	(53,083)	—	—
Transfers from Stage 2 to Stage 1	3,471,756	(3,471,756)	—	—	—
Financial assets derecognized during the period other than writte-offs	(7,860,281)	(2,394,705)	(1,554,807)	—	(11,809,793)
New financial assets originated or purchased	37,281,613	9,754,613	1,430,839	—	48,467,065
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	4,612,978	(120,178)	(227,318)	—	4,265,482
Inflation Effect	(14,622,168)	(2,046,608)	(438,960)	—	(17,107,736)

Gross carrying amount as of December 31, 2017	93,010,615	14,300,942	2,606,255	—	109,917,812

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of January 1, 2017	98,531,831	989,840	554,188	—	100,075,859
Transfers:
Transfers from Stage 1 to Stage 2	(1,307,936)	1,307,936	—	—	—
Transfers from Stage 1 to Stage 3	(99,272)	—	99,272	—	—
Transfers from Stage 2 to Stage 3	—	(55,374)	55,374	—	—
Transfers from Stage 3 to Stage 2	61,382	(61,382)	—	—	—
Transfers from Stage 2 to Stage 1	—	—	—	—	—
Financial assets derecognized during the period other than writte-offs	(71,205,950)	(785,321)	—	—	(71,991,271)
New financial assets originated or purchased	116,853,630	7,856,759	225,382	—	124,935,771
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	(955,314)	(840,121)	(14,438)	—	(1,809,873)
Inflation Effect	(19,577,262)	(196,672)	(110,110)		(19,884,044)

Gross carrying amount as of December 31, 2017	122,301,109	8,215,665	809,668	—	131,326,442

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of January 1, 2017	40,052,780	10,167,226	3,251,395	—	53,471,401
Transfers:
Transfers from Stage 1 to Stage 2	(2,177,809)	2,177,809	—	—	—
Transfers from Stage 1 to Stage 3	(832,017)	—	832,017	—	—
Transfers from Stage 2 to Stage 3	—	(1,265,342)	1,265,342	—	—
Transfers from Stage 3 to Stage 2	—	2,315	(2,315)	—	—
Transfers from Stage 2 to Stage 1	3,233,170	(3,233,170)	—	—	—
Transfers from Stage 3 to Stage 1	66,293	—	(66,293)
Financial assets derecognized during the period other than writte-offs	(720,307)	(1,045,183)	(1,754,350)	—	(3,519,840)
New financial assets originated or purchased	9,370,544	2,621,787	55,611	—	12,047,942
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	5,312	(4,919)	(393)	—	—
Inflation Effect	(7,958,075)	(2,020,122)	(646,019)	—	(10,624,216)

Gross carrying amount as of December 31, 2017	41,039,891	7,400,401	2,934,995	—	51,375,287

Use of information

Grupo Financiero Galicia, according to IFRS 9 standards, uses all information available, past, present and future to identify and estimate expected credit loss.

Operational Risk

The operational risk management is understood as the identification, assessment, monitoring, control and mitigation of this risk. It is an ongoing process carried out throughout the Group, which fosters a risk management culture at all organization levels through an effective policy and a program led by Senior Management.

Identification

The starting point of the operational risk management is the identification of risks and their association with the controls established to mitigate them, considering internal and external factors that may affect the process development. The results of this exercise are entered into a log of risks, which acts as a central repository of the nature and status of each risk and controls thereof.

Assessment

Once risks have been identified, the size in terms of impact, frequency and likelihood of risk occurrence is determined, considering the existing controls. The combination of impact with likelihood of occurrence determines the risk exposure level. Finally, the estimated risk levels are compared to pre-established criteria, considering the balance of potential benefits and adverse results.

Monitoring

The monitoring process allows detecting and correcting the possible deficiencies in operational risk management policies, processes and procedures and their update.

Risk Control and Mitigation

The control process ensures compliance with internal policies and analyzes risks and responses to avoid, accept, mitigate or share them, by aligning them with the risk tolerance defined.

IT Risk

The Group manages the IT risk inherent to its products, activities and business processes. It also manages the risk associated with the material information systems, technology and information security processes. It also covers the risks derived from subcontracted activities and from services rendered by providers.

Reputational Risk

The reputational risk may result from the materialization of other risks: Legal, Compliance, Operational, Technological, Strategic, Market, Liquidity, Credit, etc.

The groups of interest are at the core of management, being considered upon establishing any type of mitigation measure.

Banco Galicia’s reputational risk management function was allocated to the Compliance Management Division, seeking to obtain a more comprehensive vision and be able to make immediate decisions that protect the entity’s image and reputation by using tools that enable to monitor and follow up to the perception of different groups of interest.

Banco Galicia defined an internal policy to reduce the occurrence of reputational events with negative impact, by defining a governance model with roles and responsibilities, and identifying critical scenarios that require management and visibility.

Contacts have been established with key business areas, devising a work scheme based on synergy and ongoing communication in order to spread the risk culture across the organization.

The Reputational Crisis Committee is in charge of becoming aware of the events that may affect the Bank’s reputation. In the face of an event of such characteristics, all the necessary information is gathered in the shortest time possible in order to be able to make assertive decisions, formally declare the crisis situation, if appropriate, and define the action plan to alleviate the crisis. In addition, such committee determines the communication strategy to be followed, considering the groups of interest involved. Finally, the strategy and related actions are followed to tackle the crisis.

Strategic Risk

Strategic risk is that which arises from an inappropriate business strategy or an adverse change in forecasts, parameters, goals and other functions that support such strategy.

It represents the possibility of fluctuations in placements that prevent Banco Galicia or its subsidiaries from obtaining the expected results of operations. This potential affected results of operations would give rise to lower income or higher costs regardless of what was budgeted.

Money Laundering Risk

As regards the control and prevention of asset laundering and funding of terrorist activities, Banco Galicia complies with the regulations set forth by the Argentine Central Bank, the Financial Information Unit and Law No. 25246, as amended, which creates the Financial Information Unit (U.I.F.), within the purview of Argentina’s Ministry of Treasury and Public Finance with functional autarchy. The Financial Information Unit is in charge of analyzing, addressing and reporting the information received, in order to prevent and avoid both asset laundering and funding of terrorist activities.

The Bank has promoted the implementation of measures designed to fight against the use of the international financial system by criminal organizations. For such purposes, Banco Galicia has control policies, procedures and structures that are applied using a “risk-based approach”, which allow for the monitoring of transactions, pursuant to the “customer profile” (defined individually based on the information and documentation related to the economic and financial condition of the customer), in order to detect such transactions that should be considered unusual, and to report them to the U.I.F. in applicable cases. The Anti-Money Laundering Management Division (“PLA”, as per its initials in Spanish) is in charge of managing this activity, through the implementation of control and prevention procedures as well as the communication thereof to the rest of the organization by drafting the related handbooks and training all employees. In addition, the management of this risk is regularly reviewed by Internal Audit.

The Bank has appointed a director as Compliance Officer, pursuant to Resolution 121/11, as amended, handed down by the U.I.F., who shall be responsible for ensuring compliance with and implementation of the proceedings and obligations on the issue.

The Bank contributes to the prevention and mitigation of risks from these transaction-related criminal behaviors, by being involved in the international regulatory standards adoption process.

Cybersecurity Risk

The use of technologies in place facilitates us a significant number of tools that expedite and improve the Bank’s processes, having a positive impact on our products and services. However, along with the above-mentioned benefits, risks and/or threats related to these new opportunities provided by digital technologies appear.

The cybersecurity-related risk is a matter inherent to the introduction of these new technologies. On one hand, such risk management stands out among Banco Galicia’s main goals, and, on the other, all the personnel’s as well as customers’ awareness of the considerations as regards the use of the above-mentioned technologies. In this respect, it is vital for the organization to understand thoroughly its internal processes, the tools used and the available techniques to mitigate cybersecurity-related risks.